Note 15 - Stock-based Compensation (Details Textual) - USD ($)		1 Months Ended				12 Months Ended				36 Months Ended
	Mar. 02, 2016	Jun. 30, 2016	Jun. 30, 2012	Jun. 22, 2012	Nov. 30, 2009	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2019	May 30, 2009	Mar. 30, 2009	Mar. 02, 2006
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)						167,717,500	175,593,950			167,717,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)						149,417,350				149,417,350
Common Stock, Capital Shares Reserved for Future Issuance (in shares)						392,570,100				392,570,100
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate						0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)						$ 0.0128	$ 0.0114	$ 0.0168
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total						$ 1,818,000				$ 1,818,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)						2 years 91 days
Proceeds, Issuance of Shares, Share-based Payment Arrangement, Including Option Exercised, Total						$ 116,000	$ 96,000	$ 113,000
Restricted Stock Units (RSUs) [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)						89,445,350				89,445,350
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value						$ 1,065,000	$ 1,196,000	$ 998,000
Purchase Plan 1999 [Member]
Share-Based Compensation Arrangement By Share-Based Payment Award Minimum Employee Subscription Rate						1.00%				1.00%
Share-Based Compensation Arrangement By Share-Based Payment Award Employee Subscription Rate Maximum						10.00%				10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Offering Date						90.00%
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Purchase Date						90.00%
Purchase Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term (Year)					10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)					25,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized (in shares)		25,000,000	15,000,000
Stock Issued During Period, Shares, Employee Stock Purchase Plans (in shares)										9,947,350
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)						$ 0.006	$ 0.0062	$ 0.0092
Share Option Plan 2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term (Year)						8 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)													100,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized (in shares)				50,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)											175,000,000		100,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)						4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)						99,600,000				99,600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)						99,451,350				99,451,350
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value						$ 800	$ 1,800	$ 5,000
The 2015 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	125,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)						68,117,500				68,117,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)						49,966,000				49,966,000
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	100,000,000
Share Incentive Plan 2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)											75,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized (in shares)				62,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)											75,000,000	125,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)									4 years